GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION (Tables)	12 Months Ended
Jan. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenue by Region	The information below summarizes revenue by major geographic region for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
EMEA:
Israel	$328,371	$274,113	$277,605
Germany	63,258	86,834	77,540
Other	14,127	18,727	22,775
Total EMEA	405,756	379,674	377,920
Americas:
United States	37,726	44,746	53,354
Other	17,869	7,134	10,359
Total Americas	55,595	51,880	63,713
APAC	12,691	11,904	15,476
Total revenue	$474,042	$443,458	$457,109

Schedule of Long-lived Assets by Region	Property and equipment, net by geographic area consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Israel	$24,510	$31,104
United States	538	902
Other countries	5,791	5,589
Total property and equipment, net	$30,839	$37,595

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2022	2021	2020
Customer A	14.8%	16.9%	15.6%
Customer B	8.4%	14.1%	12.9%